8. CAPITAL AND RESERVES: Schedule of weighted average assumptions used to estimate the fair value of options (Details) - Options	12 Months Ended
Dec. 31, 2022
Risk-free interest rate	1.34%
Expected life	5 years
Expected volatility	144.13%
Expected dividend yield	0.00%